Summary of Significant Accounting Policies, Estimates and Judgments - Summary of Other Changes Resulting from Adoption of IFRS 9 (Detail) - Investment Securities [member] - CAD ($) $ in Millions	Nov. 01, 2017	Oct. 31, 2017
Loans and receivables to Amortized Cost [member]
Financial assets:
IFRS 9 Measurement category	Amortized Cost
IFRS 9 Carrying amount	$ 7,220
IAS 39 Measurement category		Loans and receivables
IAS 39 Carrying amount		$ 7,232
Held to maturity to Amortized Cost [member]
Financial assets:
IFRS 9 Measurement category	Amortized Cost
IFRS 9 Carrying amount	$ 14,665
IAS 39 Measurement category		Held to maturity
IAS 39 Carrying amount		$ 14,845